Investment securities (Tables)	6 Months Ended
Jun. 30, 2013
Investment securities
end of	6M13	2012
Investment securities (CHF million)
Securities available-for-sale	2,072	1,939
Total investment securities	2,072	1,939

Investment securities by type
Investment securities by type

	6M13				2012
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
6M13 (CHF million)
Debt securities issued by foreign governments	1,309	45	0	1,354	1,288	67	0	1,355
Corporate debt securities	446	0	0	446	465	0	0	465
Collateralized debt obligations	174	1	0	175	23	1	0	24
Debt securities available-for-sale	1,929	46	0	1,975	1,776	68	0	1,844
Banks, trust and insurance companies	75	16	0	91	73	14	0	87
Industry and all other	6	0	0	6	8	0	0	8
Equity securities available-for-sale	81	16	0	97	81	14	0	95
Securities available-for-sale	2,010	62	0	2,072	1,857	82	0	1,939

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M13		6M12
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	27	9	9	330
Realized gains	0	0	1	154

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M13 (CHF million)
Due within 1 year	978	979	2.93
Due from 1 to 5 years	678	716	3.36
Due from 5 to 10 years	243	243	0.55
Due after 10 years	30	37	4.48
Total debt securities	1,929	1,975	2.81